Proceeds from Sale of Fixed Maturities and Gross Realized Investment Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale Proceeds from sales	$ 1,429,177
Fixed maturities, available-for-sale, Gross investment gains from sales	30,403
Fixed maturities, available-for-sale, Gross investment losses from sales	(4,608)
Predecessor
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale Proceeds from sales		5,277	9,170	25,367
Fixed maturities, available-for-sale, Gross investment gains from sales		317	3	645
Fixed maturities, available-for-sale, Gross investment losses from sales		$ (32)	$ (1)